Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Unaudited interim consolidated financial statements
A.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2025 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2025. Results for the six months ended June 30, 2026 are not necessarily indicative of results that may be expected for the year ending December 31, 2026.

The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2025 have been applied consistently in these unaudited interim condensed consolidated financial statements.

Restricted Sponsor Shares liability and Price Adjustment Shares liability

The Company issued 7,500,000 restricted ordinary shares (the “Restricted Sponsor Shares”) to TWC Tech Holdings II, LLC, structured to vest in three tranches of 3,000,000, 3,000,000, and 1,500,000 shares upon the Company’s Ordinary Share price reaching $12.50, $15.00, and $30.00, respectively, during the period between the closing date of the business combination and the five year anniversary of such closing date (the “Price Adjustment Period”). Additionally, up to 15,000,000 ordinary shares (the “Price Adjustment Shares”) were allocated to pre-merger shareholders, vesting in three tranches of 5,000,000 shares each at price thresholds of $12.50, $15.00, and $17.50 per share. During the year ended December 31, 2024, following the achievement of the $12.50, $15.00 and $17.50 thresholds, the Company issued an aggregate of 15,000,000 ordinary shares to holders of Price Adjustment Shares and released 6,000,000 Restricted Sponsor Shares. Upon meeting the second triggering event, the Company concluded that the remaining Restricted Sponsor Shares and Price Adjustment Shares were no longer required to be classified as a liability under ASC 815-40. As such, the Company reclassified the Restricted Sponsor Shares and Price Adjustment Shares from liability to equity.

As of June 30, 2026, only the final tranche of 1,500,000 Restricted Sponsor Shares remains unvested, pending the achievement of the $30.00 share price target.

Use of estimates
B.	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods and accompanying notes. Actual results could differ from those estimates.

Significant items subject to such estimates and assumptions include, but are not limited to, the allocation of transaction price among various performance obligation, the fair value of acquired intangible assets and goodwill in a business combination, share-based compensation, unrecognized tax benefits, marketable securities, fair value measurement of Restricted Sponsor Shares liability, Price Adjustment Shares liability and warrant liabilities.

Fair value measurements
C.	Fair value measurements

The Company accounts for fair value in accordance with ASC 820, “Fair Value Measurements and Disclosures”. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses a three-tier hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1: Quoted prices in active markets for identical assets or liabilities.

●	Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3: Unobservable inputs for the asset or liability used to measure fair value that are supported by little or no market activity and that are significant to the fair value of the asset or liability at measurement date.

The carrying value of cash and cash equivalents, short-term deposits, trade receivables, other receivables included within prepaid expenses and other current assets, trade payables, and employee-related and other financial liabilities included within other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of these instruments.

Trade Receivables

D.	Trade Receivables

Trade receivables are recorded net of credit losses allowance for any potential uncollectible amounts. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon its assessment of various factors, including historical collectability experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, and other factors that may affect its ability to collect from customers. As of June 30, 2026 and December 31, 2025 the allowances for credit losses of trade receivable were $456 and $506 respectively.

The Company elected to apply the practical expedient for current trade receivables and assumed that current conditions as of the balance sheet date would not change for the remaining life of the assets. The Company writes off receivables when they are deemed uncollectible and after all collection efforts have been exhausted.

Business and Asset Acquisitions
E.	Business and Asset Acquisitions

The Company accounts for its business acquisitions in accordance with ASC No. 805, "Business Combinations." While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the business combination date, these estimates and assumptions are subject to refinement. The total purchase price allocated to the tangible and intangible assets acquired is assigned based on the fair values as of the date of the acquisition. During the measurement period, which does not exceed one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Goodwill generated from the business combinations is primarily attributable to synergies between the Company and acquired companies` respective products and services. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

The Company accounts for a transaction as an asset acquisition when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, or otherwise does not meet the definition of a business. Asset acquisition-related costs are capitalized as part of the asset or assets acquired.

Concentrations of credit risk
F.	Concentrations of credit risk

Financial instruments that potentially expose the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, trade receivables and other receivables.

The majority of the Company’s cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Generally, these cash and cash equivalents may be redeemed upon demand. Management believes that the financial institutions that hold the Company’s and its subsidiaries’ cash and cash equivalents are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these assets.

The Company’s trade receivables are geographically diversified and derived from sales to customers all over the world. The Company mitigates its credit risks by performing an ongoing credit evaluations of its customers’ financial conditions. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments.

The Company’s marketable securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Company’s Board of Directors, limits the amount that the Company may invest in any one type of investment, or issuer, thereby reducing credit risk concentrations.

The Company enters into foreign currency forward and option contracts intended to protect cash flows resulting from scheduled payments such as payroll expenses against the volatility in value of forecasted non-dollar currency. The derivative instruments hedge a portion of the Company's non-dollar currency exposure.

Recently issued accounting pronouncements
G.	Recently issued accounting pronouncements

Recently adopted accounting pronouncements:

a.	In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This amendment introduces a practical expedient for the application of the current expected credit loss (“CECL”) model to current accounts receivable and contract assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company adopted ASU 2025-05 effective January 1, 2026, on a prospective basis. The Company adopted this guidance on January 1, 2026 on a prospective basis. The Company has elected the practical expedient provided by ASU 2025-05. Under this expedient, the Company assumes that economic conditions as of the balance sheet date remain unchanged for the remaining life of all current accounts receivable and current contract assets arising from transactions under ASC 606. The adoption did not have a material impact on the consolidated financial statements.

b.	On March 31, 2026, the Israeli Knesset enacted Chapter J, the Law for the Encouragement and Incentivization of Research and Development (the “R&D Law”). The R&D Law introduces a refundable tax credit regime for qualifying research and development expenditures incurred in Israel. The R&D Law applies to qualifying R&D expenditures incurred beginning in the 2026 tax year and allows eligible companies, subject to meeting certain conditions, to offset Israeli income taxes or Israeli qualified domestic minimum top up tax (“QDMTT”), or alternatively to receive a government grant if the credit is not utilized.

The Company accounts for refundable tax credits that are not subject to the scope of ASC 740 using a grant accounting model, by analogy to International Accounting Standards 20, Accounting for Government Grants and Disclosure of Government Assistance, and recognizes such grants when the Company has reasonable assurance that it will comply with the grant’s conditions and that the grant will be received. Refundable tax credits are accounted for by analogy to government grants, as the Company can realize the benefit regardless of whether or not it has an income tax liability. Therefore, these amounts are not considered income taxes and fall outside the scope of Topic 740, Income Tax. Refundable tax credits are recorded in the interim consolidated financial statements in accordance with their purpose, generally as a reduction of research and development expenses, or a reduction of asset costs. For the six months ended June 30, 2026, the Company recorded $1,072 as a reduction to research and development expenses.

Recently issued accounting pronouncements not yet adopted:

a.	In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

b.	In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), which modernizes the accounting for internal-use software costs to reflect incremental and iterative development methods. The amendments remove prescriptive development stages and require capitalization of software costs once management has authorized and committed to funding the project and it is probable the project will be completed and the software will be used as intended. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027, including interim periods within those years, with early adoption permitted and application on a prospective, modified retrospective, or retrospective basis. The Company is currently evaluating the impact of ASU 2025-06 on the consolidated financial statements and related disclosures.